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Bankers National Life Insurance Company


Semiannual Report
to Contract Owners

June 30, 1999



                                            Bankers National Variable Acoount B




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SEMIANNUAL REPORT TO CONTRACT OWNERS

TABLE OF CONTENTS

JUNE 30, 1999
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
BANKERS NATIONAL VARIABLE ACCOUNT B                                                                                    PAGE
Statement of Assets and Liabilities as of June 30, 1999.................................................................. 1
Statements of Operations for the Six Months Ended June 30, 1999, and the Year Ended December 31, 1998.................... 2
Statements of Changes in Net Assets for the Six Months Ended June 30, 1999, and the Year Ended December 31, 1998......... 2
Notes to Financial Statements............................................................................................ 3
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Bankers National Variable Account B
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1999
(UNAUDITED)
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
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                                                                                                                         Net Asset
                                                                                                                           Value
                                                                                                                       ------------
Assets:
   Investments in portfolio shares (Note 2)
     Balanced Portfolio, 146,674 shares, (cost - $1,867,826)........................................................   $  2,115,693
     Equity Portfolio, 311,666 shares, (cost - $6,147,477)..........................................................      7,454,029
     Fixed Income Portfolio, 330 shares, (cost - $3,346)............................................................          3,161
     Government Securities Portfolio, 236,919 shares, (cost - $2,817,179)...........................................      2,675,217
     Money Market Portfolio, 627,613 shares, (cost - $627,613)......................................................        627,613
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         Total assets...............................................................................................     12,875,713

Liabilities:
     Amounts due to Bankers National Life Insurance Company.........................................................         36,552
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         Net assets (Note 5)........................................................................................   $ 12,839,161
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
                                                                                                                        Total Value
                                                                                               Units      Unit Value      of Units
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
Net assets attributable to:
   Contract owners' deferred annuity reserves:
     Contracts issued prior to August 20, 1984:
       Government Securities Portfolio.................................................         441.2   $  30.256866   $     13,350
       Money Market Portfolio..........................................................          87.7      20.353067          1,786
     Contracts issued on or after August 20, 1984:
       Balanced Portfolio..............................................................      58,607.6      35.975337      2,108,430
       Equity Portfolio................................................................      89,350.9      83.110987      7,426,041
       Fixed Income Portfolio..........................................................         231.8      13.596175          3,151
       Government Securities Portfolio.................................................      94,782.1      27.111438      2,569,678
       Money Market Portfolio..........................................................      34,161.1      18.262710        623,875
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         Net assets attributable to contract owners' deferred annuity reserves......................................     12,746,311
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   Contract owners' annuity payment Reserves:
     Equity Portfolio...............................................................................................          5,003
     Government Securities Portfolio................................................................................         87,847
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       Net assets attributable to contract owners' annuity payment reserves.........................................         92,850
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           Net assets...............................................................................................   $ 12,839,161
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                     The accompanying  notes are an  integral  part of these financial statements.


                                                                                                                                  1
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Bankers National Variable Account B
STATEMENTS OF OPERATIONS
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                                                                                                     Six months ended   Year Ended
                                                                                                       June 30, 1999   December 31,
                                                                                                         (Unaudited)       1998
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
Investment income:
   Dividends from investments in portfolio shares....................................................   $    195,724   $  1,013,985
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Expenses:
   Mortality and expense risk fees...................................................................         81,392        161,782
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     Net investment income...........................................................................        114,332        852,203
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Net realized gains (losses) and unrealized appreciation (depreciation) of investments in portfolio shares:
   Net realized gains on sales of investments in portfolio shares....................................        176,862        175,208
   Net change in unrealized appreciation of investments in portfolio shares..........................        451,344        325,739
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     Net gains on investments in portfolio shares....................................................        628,206        500,947
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       Net increase in net assets from operations....................................................   $    742,538   $  1,353,150
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
STATEMENTS OF CHANGES IN NET ASSETS



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                                                                                                      Six months ended  Year Ended
                                                                                                        June 30, 1999   December 31,
                                                                                                          (Unaudited)       1998
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
Changes from operations:
   Net investment income.............................................................................   $    114,332   $    852,203
   Net realized gains on sales of investments in portfolio shares....................................        176,862        175,208
   Net change in unrealized appreciation of investments in portfolio shares..........................        451,344        325,739
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     Net increase in net assets from operations......................................................        742,538      1,353,150
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Changes from contract owners' transactions:
   Net contract purchase payments....................................................................         15,920         13,631
   Contract redemptions..............................................................................     (1,367,518)   (1,185,183)
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     Net decrease in net assets from contract owners' transactions...................................     (1,351,598)   (1,171,552)
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       Net increase (decrease) in net assets.........................................................       (609,060)       181,598
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Net assets, beginning of period......................................................................     13,448,221     13,266,623
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       Net assets, end of period (Note 5)............................................................   $ 12,839,161   $ 13,448,221
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                              The  accompanying  notes are an  integral  part of these financial statements.

2
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Bankers National Variable Account B
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1999
(UNAUDITED)
--------------------------------------------------------------------------------

(1) GENERAL
   Bankers National Variable Account B (the "Account") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on June 8, 1982, as a segregated investment account for individual variable annuity contracts issued by Bankers National Life Insurance Company (the "Company"). The operations of the Account are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.
   The Account invests solely in shares of the portfolios of Conseco Series Trust (the "Trust"), a diversified, open-end management investment company.
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2)  SUMMARY  OF   SIGNIFICANT   ACCOUNTING   POLICIES
INVESTMENT   VALUATION, TRANSACTIONS, AND INCOME
   Investments in portfolio shares are valued using the net asset value of the respective portfolios of the Trust at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in, first-out basis. The Account does not hold any investments which are restricted as to resale.
   Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.
FEDERAL INCOME TAXES
   No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in the Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES
   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.
   Annuity payment reserves for the contracts under which the contract owners are receiving periodic retirement payments are computed according to the 1983 Group Annuity Mortality table. The assumed net investment rate is equal to the assumed rate of accumulation. The annuity unit values for periodic retirement payments are as follows:
                                                         June 30,  December 31,
                                                           1999        1998
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Equity Portfolio......................................   $  1.915   $   1.768
Government Securities Portfolio.......................   $  1.123   $   1.177
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(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES
   The aggregate costs of purchases of investments in portfolio shares for the six months ended June 30, 1999, and the year ended December 31, 1998, were $266,070 and $1,220,705 respectively. The aggregate proceeds from sales of investments in portfolio shares for the six months ended June 30, 1999, and the year ended December 31, 1998, were $1,505,923 and $1,406,528 respectively.

(4) DEDUCTIONS AND EXPENSES
   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by expense or mortality experience because the Company assumes the mortality risk and the expense risk under the contracts.
   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.
   The expense risk assumed by the Company is the risk that the deductions for contract administrative charges and transfer processing fees may prove insufficient to cover the actual administrative and transfer processing expenses.
   The Company deducts daily from the Account a fee, which is equal on an annual basis to 1.25 percent (0.75 percent for those contracts issued prior to August 20, 1984) of the daily value of the total investments of the Account, for assuming the mortality and expense risks. These fees were $81,392 and $161,782 for the six months ended June 30, 1999, and the year ended December 31, 1998, respectively.

                                                                              3
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Bankers National Variable Account B
NOTES TO FINANCIAL STATEMENTS--CONTINUED

JUNE 30, 1999
(UNAUDITED)
--------------------------------------------------------------------------------

(4) DEDUCTIONS AND EXPENSES (CONTINUED)
   The Company does not deduct a sales charge from purchase payments received on contracts issued after August 20, 1984. However, upon surrender, the Company, with certain exceptions, deducts from the contract value a contingent deferred sales charge equal to the lesser of: (a) 5.0 percent of the total of all purchase payments made within 72 months prior to the date of the request for surrender; or (b) 5.0 percent of the amount surrendered. No charge is made for the portion of a surrender in a contract year that does not exceed 10.0 percent of the net sum of purchase payments made more than one year prior to the date of the surrender. A sales charge of 6.5 percent is deducted by the Company on purchase payments received on contracts issued before August 20, 1984. There were no sales charges for the six months ended June 30, 1999. Such sales charges were $1,176 for the year ended December 31, 1998.
   An annual contract administrative charge of $30 ($12 on Individual Retirement Accounts or "IRAs") on contracts issued after August 20, 1984, and $36 ($12 on
IRAs) on contracts issued prior to August 20, 1984, is deducted in units from each contract owner's account. Such charges were $5,507 and $10,716 for the six months ended June 30, 1999, and the year ended December 31, 1998, respectively.
   A transfer processing fee (currently at $5 and guaranteed not to exceed $15) for each transfer between portfolios is deducted from the amount transferred. These fees were $10 and $25 for the six months ended June 30, 1999, and the year ended December 31, 1998, respectively.

(5) NET ASSETS
   Net assets consisted of the following at June 30, 1999:

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Proceeds from sale of units since organization,
   less proceeds of units redeemed..............................  $(14,830,439)
Undistributed net investment income.............................    24,339,289
Undistributed net realized gains on sales of investments .......     1,918,039
Net unrealized appreciation of investments......................     1,412,272
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     Net assets.................................................   $12,839,161
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4
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BANKERS NATIONAL VARIABLE ACCOUNT B
SPONSOR
Bankers National Life Insurance Company - Carmel, Indiana.
INDEPENDENT PUBLIC ACCOUNTANTS
PricewaterhouseCoopers LLP - Indianapolis, Indiana.






                                                                               5



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            BANKERS  NATIONAL LIFE INSURANCE COMPANY IS AN INDIRECT WHOLLY OWNED
    SUBSIDIARY OF CONSECO, INC., A FINANCIAL SERVICES ORGANIZATION HEADQUARTERED
        IN CARMEL, INDIANA. CONSECO, THROUGH ITS SUBSIDIARY COMPANIES, IS ONE OF
          MIDDLE AMERICA'S LEADING SOURCES FOR INSURANCE, INVESTMENT AND LENDING PRODUCTS, HELPING 12 MILLION CUSTOMERS STEP UP TO A BETTER, MORE SECURE FUTURE.


                                         BANKERS NATIONAL LIFE INSURANCE COMPANY
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032


                                                           VA-1001 (8/99)  05960
                                (C) 1999 Bankers National Life Insurance Company



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